Investment Objectives and Goals - BNY Mellon Enhanced Dividend and Income ETF	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks total return (consisting of capital appreciation and income).